Basic and diluted earnings per share (Details) - DKK DKK / shares in Units, DKK in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic and diluted earnings per share
Net loss for the year	DKK (272,271)	DKK (153,910)	DKK (113,957)
Net loss used in the calculation of basic and diluted loss per share	DKK (272,271)	DKK (153,910)	DKK (113,957)
Weighted average number of ordinary shares	27,918,271	24,873,940	23,618,752
Weighted average number of treasury shares	(64,223)	(564,223)	(564,223)
Weighted average number of ordinary shares used in the calculation of basic and diluted loss per share	27,854,048	24,309,717	23,054,529
Basic (loss) per share	DKK (9.77)	DKK (6.33)	DKK (4.94)
Diluted (loss) per share	DKK (9.77)	DKK (6.33)	DKK (4.94)
Potential ordinary shares excluded due to antidilutive effect related to:
Outstanding warrants, that are antidilutive	1,853,784	1,670,879	1,519,104
2010 employee incentive program
Potential ordinary shares excluded due to antidilutive effect related to:
Outstanding warrants, that are antidilutive	429,784	728,629	1,055,854
2015 employee incentive program
Potential ordinary shares excluded due to antidilutive effect related to:
Outstanding warrants, that are antidilutive	1,424,000	942,250	463,250